TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [text block] [Abstract]
Disclosure of tax receivables and payables [text block]
	2018 £m	2017 £m	2016 £m
UK corporation tax:
Current tax on profit for the year	(1,386)	(1,342)	(1,010)
Adjustments in respect of prior years	11	122	156
	(1,375)	(1,220)	(854)
Foreign tax:
Current tax on profit for the year	(34)	(40)	(20)
Adjustments in respect of prior years	5	10	2
	(29)	(30)	(18)
Current tax expense	(1,404)	(1,250)	(872)

Deferred tax:
Current year	(127)	(430)	(758)
Adjustments in respect of prior years	(29)	(48)	(94)
Deferred tax expense	(156)	(478)	(852)
Tax expense	(1,560)	(1,728)	(1,724)

Disclosure of Income Tax Charges [Text Block]

The income tax expense is made up as follows:

	2018 £m	2017 £m	2016 £m
Tax (expense) credit attributable to policyholders	14	(82)	(301)
Shareholder tax expense	(1,574)	(1,646)	(1,423)
Tax expense	(1,560)	(1,728)	(1,724)

Disclosure of reconciliation of charge resulting from applying UK corporation tax rate	An explanation of the relationship between tax expense and accounting profit is set out below:

	2018 £m	2017 £m	2016 £m
Profit before tax	5,960	5,625	3,888
UK corporation tax thereon	(1,132)	(1,083)	(778)
Impact of surcharge on banking profits	(432)	(452)	(266)
Non-deductible costs: conduct charges	(101)	(287)	(289)
Non-deductible costs: bank levy	(43)	(44)	(40)
Other non-deductible costs	(90)	(59)	(135)
Non-taxable income	87	72	75
Tax-exempt gains on disposals	124	128	19
(Derecognition) recognition of losses that arose in prior years	(9)	–	59
Remeasurement of deferred tax due to rate changes	32	(9)	(201)
Differences in overseas tax rates	6	(15)	10
Policyholder tax	(62)	(66)	(57)
Policyholder deferred tax asset in respect of life assurance expenses	73	–	(184)
Adjustments in respect of prior years	(13)	88	64
Tax effect of share of results of joint ventures	–	(1)	(1)
Tax expense	(1,560)	(1,728)	(1,724)